John Hancock Funds II

Supplement dated January 4, 2010

to the Prospectus dated May 1, 2009

Lifestyle Portfolios

MFC Global (U.S.A.) is the subadviser to each of the Lifestyle Portfolios.  Effective January 1, 2010, the following persons serve as portfolio managers to each of these funds replacing each of the previously existing portfolio managers.  For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Bruce Speca

•         Portfolio manager of the fund since 2010

•         Chief Investment Officer and Executive Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009

Bob Boyda

•         Portfolio manager of the fund since 2010

•         Senior Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009

Steve Medina

•         Portfolio manager of the fund since 2010

•         Senior Vice President, the Adviser

•         Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009

Deutsche Investment Management Americas Inc. (“DIMA”), which provided subadvisory consulting services to MFC Global (U.S.A.), commenced providing these services directly to the Adviser effective January 1, 2010.  The types of services that DIMA provides are set forth in the SAI under “Subadvisory Agreements – DeAM Subadvisory Consulting Agreement for the Portfolios.”

John Hancock Funds II

Supplement dated January 4, 2010

to the Statement of Additional Information dated May 1, 2009

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

Subadvisory Agreements

The following modifies the discussion in this section of the SAI relating to the services provided by Deutsche Investment Management Americas, Inc. (“DIMA”):

In the case of each Lifestyle Portfolio, DIMA, which provided subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited, commenced providing these services directly to the Adviser effective January 1, 2010.

APPENDIX B — FUND MANAGER INFORMATION

The following supplements the information presented in this Appendix B to the SAI regarding the funds’ portfolio managers:

MFC Global Investment Management Services (U.S.A.) Limited

Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

Retirement Distribution Portfolio

Retirement Rising Distribution Portfolio

The following chart reflects Messrs. Speca, Boyda and Medina’s investments in the funds that they manage. The chart also reflects information regarding accounts other than the funds for which each such portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. None of these accounts pay advisory fees that are based on account performance (“performance-based fees”). In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart are each portfolio manager’s investments in the funds that he manages.

The following table reflects information as of November 30, 2009. Messrs. Speca, Boyda and Medina became portfolio managers of each of these funds on January 1, 2010.

	Registered		Pooled
	Investment		Investment
	Company	Assets	Vehicle	Assets		Other	Assets
Portfolio Manager	Accounts	Managed	Accounts	Managed		Accounts	Managed
Bruce Speca Bob Boyda Steve Medina	37 37 37	$65.9 billion $65.9 billion $65.9 billion	0 0 0	$ $ $	0 0 0	0 0 0	$ $ $	0 0 0

Ownership of fund shares

As of November 30, 2009, Messrs. Speca, Boyda and Medina owned between $50,001 and $100,000 of Lifestyle Balanced Portfolio and Messrs. Boyda and Medina owned between $50,001 and $100,000 of Lifestyle Growth Portfolio.  Messrs. Speca, Boyda and Medina did not own shares of any of the other funds.

Description of the Compensation Structure

Messrs. Speca, Boyda and Medina do not receive compensation from MFC Global (U.S.A.).